Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Detail) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	$ 83,232	$ 76,359
Gross unrealized gains on FVOCI securities	118	50
Gross unrealized losses on FVOCI securities	(215)	(388)
Financial assets measured at fair value through other comprehensive income	83,135	76,021
Unrealized gain losses on FVOCI securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	84,148	77,012
Gross unrealized gains on FVOCI securities	183	101
Gross unrealized losses on FVOCI securities	(238)	(420)
Financial assets measured at fair value through other comprehensive income	84,093	76,693
Unrealized gain losses on FVOCI securities [member] | Canadian federal government [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	12,596	11,715
Gross unrealized gains on FVOCI securities	7	1
Gross unrealized losses on FVOCI securities	(16)	(31)
Financial assets measured at fair value through other comprehensive income	12,587	11,685
Unrealized gain losses on FVOCI securities [member] | Other Canadian governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	16,729	16,506
Gross unrealized gains on FVOCI securities	17	9
Gross unrealized losses on FVOCI securities	(59)	(101)
Financial assets measured at fair value through other comprehensive income	16,687	16,414
Unrealized gain losses on FVOCI securities [member] | U.S. Treasury and agencies [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	31,729	29,362
Gross unrealized gains on FVOCI securities	52	10
Gross unrealized losses on FVOCI securities	(118)	(220)
Financial assets measured at fair value through other comprehensive income	31,663	29,152
Unrealized gain losses on FVOCI securities [member] | Other foreign governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	7,051	5,542
Gross unrealized gains on FVOCI securities	27	22
Gross unrealized losses on FVOCI securities	(2)	(4)
Financial assets measured at fair value through other comprehensive income	7,076	5,560
Unrealized gain losses on FVOCI securities [member] | Mortgage backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	3,631	3,493
Gross unrealized gains on FVOCI securities	3
Gross unrealized losses on FVOCI securities	(15)	(23)
Financial assets measured at fair value through other comprehensive income	3,619	3,470
Unrealized gain losses on FVOCI securities [member] | Asset backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	1,503	656
Gross unrealized gains on FVOCI securities	2	1
Financial assets measured at fair value through other comprehensive income	1,505	657
Unrealized gain losses on FVOCI securities [member] | Corporate debt [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	9,993	9,085
Gross unrealized gains on FVOCI securities	10	7
Gross unrealized losses on FVOCI securities	(5)	(9)
Financial assets measured at fair value through other comprehensive income	9,998	9,083
Unrealized gain losses on FVOCI securities [member] | Corporate equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	916	653
Gross unrealized gains on FVOCI securities	65	51
Gross unrealized losses on FVOCI securities	(23)	(32)
Financial assets measured at fair value through other comprehensive income	$ 958	$ 672